Derivative Financial Instruments - Additional Information (Detail) - Banco De Santander [member] - Equity price risk [member] shares in Millions	1 Months Ended
Apr. 30, 2022 shares
Disclosure of detailed information about financial instruments [line items]
Increase decrease in number of shares issued	6.7
Derivatives variable interest rate spread	1.17%